Notes to the Consolidated Statements of Financial Position - Summary Of Other current financial assets (Detail) - EUR (€) € in Millions	Sep. 30, 2022	Sep. 30, 2021
Statement of financial position [abstract]
Supplier discounts and bonuses	€ 8.7	€ 9.6
Derivative financial instruments	1.1	0.5
Other	10.3	14.0
Total	€ 20.1	€ 24.0